Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 42,997		$ 45,126
Written down amount	1,165		1,435
Derivative liability	26		2,259
Accounts receivable	31,640		31,302
Advance from customer	486		484
Advertising and marketing expenses	2,030		2,196		$ 1,691
Freight charges	6,231		5,279		5,239
Income and comprehensive income amount	1,117		1,317		$ 1,130
Social insurance plan contributions payable	97		$ 95
Taxes, Other	$ 100	¥ 15
Limitation period	10 years	10 years
VAT rate percentage	13.00%	13.00%	13.00%	13.00%	13.00%
Restricted cash			$ 53,908
Cash equivalent value	$ 17,983
Bank account is insured by the government	$ 70			¥ 500
Supplier Concentration Risk [Member] | Supplier A [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk	19.30%	19.30%	23.30%	23.30%
Supplier Concentration Risk [Member] | Supplier B [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration of risk	9.40%	9.40%	11.10%	11.10%	13.60%
European Union [Member]
Summary of Significant Accounting Policies [Line Items]
VAT rate percentage	19.00%	19.00%	19.00%	19.00%	19.00%
CHINA [Member]
Summary of Significant Accounting Policies [Line Items]
Restricted cash			$ 10,258
Cash equivalent value	$ 27,903